Prepayments, Deposits and Other Receivables Textblock	12 Months Ended
Jun. 30, 2011
Prepayments, Deposits and Other Receivables [Abstract]
Prepayments, Deposits and Other Receivables [Text Block]
6.	Prepayments, Deposits and Other receivables

The components of prepayments, deposits and other receivables as of June 30, 2011 and 2010 were as follows:

	June 30, 2011	June 30, 2010
Rental deposits	$365,603	$59,116
Prepayments to suppliers	741,496	90,158
Advances to staff for normal business purposes	574,814	134,282
VAT recoverable	101,844	-
Other assets	84,344	102,864
	1,868,101	386,420
Less: Non-current rental deposits	154,526	-
	$1,713,575	$386,420